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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

     REGISTRATION STATEMENT (NO. 33-32216) UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.

                        POST-EFFECTIVE AMENDMENT NO. 36

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 39

                        VANGUARD VARIABLE INSURANCE FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON AUGUST 19, 2004, PURSUANT TO
  RULE (B)(1)(III) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT
                      (POST-EFFECTIVE AMENDMENTS NO. 35).

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July 23, 2004




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  VANGUARD VARIABLE INSURANCE FUNDS (THE TRUST)
     FILE NO.  33-32216

Commissioners:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are filing Post-Effective Amendment No. 36 to the Trust's Registration Statement. The sole purpose of this filing is to extend the pending effective date of the Trust's 35th Post-Effective Amendment. By way of further background, Post-Effective Amendment No. 35 was filed under Rule 485(a) on May 27, 2004, for the purposes of changing the name and certain investment policies of the Vanguard Variable Insurance Fund--Short-Term Corporate Portfolio and effecting a number of non-material editorial changes.

 The contents of Post-Effective Amendment No. 35 are hereby incorporated by reference into this filing, which we propose to become effective on August 19, 2004. Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,



Christopher Wightman
Associate Counsel
The Vanguard Group

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Malvern and the Commonwealth of Pennsylvania, on the 23rd day of July, 2004.

                                      VANGUARD VARIABLE INSURANCE FUND

                                   BY:_________________________________
                                               (signature)
                                               (HEIDI STAM)
                                             JOHN J. BRENNAN*
                                   CHAIRMAN AND CHIEF EXECUTIVE OFFICER

 Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                     TITLE                           DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      July 23, 2004
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ CHARLES D. ELLIS       Trustee                         July 23, 2004
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*


By:/S/ RAJIV L. GUPTA         Trustee                         July 23, 2004
   ---------------------------
       (Heidi Stam)
      Rajiv L. Gupta*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         July 23, 2004
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BURTON G. MALKIEL      Trustee                         July 23, 2004
   ---------------------------
       (Heidi Stam)
     Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.  Trustee                         July 23, 2004
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ J. LAWRENCE WILSON     Trustee                         July 23, 2004
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer, Principal Financial  July 23, 2004
   ---------------------------  Officer, and Principal
       (Heidi Stam)             Accounting Officer
      Thomas J. Higgins*

*By Power of Attorney. For Charles D. Ellis, see File Number 033-19446, filed on
 January 31, 2003; for all other trustees and officers, see File Number 002-57689, filed on December 26, 2002. Incorporated by Reference.